Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) numberOfEmployees	Jun. 30, 2022 ZAR (R) numberOfEmployees
Employee benefits [line items]
Total number of permanent employees	34,913	37,581
Salaries and wages and other benefits (excluding share-based payments) | R	R 15,988	R 15,485
Retirement benefit costs | R	1,146	1,125
Medical aid contributions | R	382	363
Total aggregated earnings | R	R 17,516	R 16,973
South African operations
Employee benefits [line items]
Total number of permanent employees	33,341	35,989
International operations
Employee benefits [line items]
Total number of permanent employees	1,572	1,592
Wafi-Golpu Joint Operation
Employee benefits [line items]
Total number of permanent employees	31	30
Eva Copper operations and related assets
Employee benefits [line items]
Total number of permanent employees	32	0